Non Current Liabilities - Convertible Note - Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date (Detail) - Convertible Notes [member]	12 Months Ended
Jun. 30, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price	$ 0.051
Dividend yield	0.00%
Historical volatility for shares, measurement input [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Historic volatility, %	85
Interest rate, measurement input [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Historic volatility, %	15
Australian Government Securities Yields [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	2.734%